Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(20) Supplemental Cash Flow Information

Cash payments for the following were made during the years ended December 31:

	2011	2010	2009

Interest Expense	$17,204,476	$21,975,968	$27,537,602

Income Taxes	$390,152	$275,000	$-

Noncash financing and investing activities for the years ended December 31 are as follows:

	2011	2010	2009
Acquisitions of Real Estate Through Loan Foreclosures	$12,555,622	$13,159,402	$19,258,910

Unrealized (Gain) Loss on Investment Securities	$(3,802,320)	$757,545	$721,116